AMERICAN EXPRESS Financial Direct

Strategist Growth and Income Fund, Inc.

1999 Annual Report


Strategist Balanced Fund

Strategist Equity Fund

Strategist Equity Income Fund

Strategist Total Return Fund

Table of Contents
From the Portfolio Managers                                                  2
The Fund's Long-term Performance                                            10
Independent Auditors' Report                                                18
Financial Statements (Strategist Growth and Income Fund, Inc.)              19
Notes to Financial Statements (Strategist Growth and Income Fund, Inc.)     27
Federal Income Tax Information                                              35
Independent Auditors' Report (Balanced Portfolio)                           38
Financial Statements (Balanced Portfolio)                                   39
Notes to Financial Statements (Balanced Portfolio)                          42
Investments in Securities (Balanced Portfolio)                              47
Independent Auditors' Report (Equity Portfolio)                             62
Financial Statements (Equity Portfolio)                                     63
Notes to Financial Statements (Equity Portfolio)                            66
Investments in Securities (Equity Portfolio)                                71
Independent Auditors' Report (Equity Income Portfolio)                      81
Financial Statements (Equity Income Portfolio)                              82
Notes to Financial Statements (Equity Income Portfolio)                     85
Investments in Securities (Equity Income Portfolio)                         90
Independent Auditors' Report (Total Return Portfolio)                       97
Financial Statements (Total Return Portfolio)                               98
Notes to Financial Statements (Total Return Portfolio)                     101
Investments in Securities (Total Return Portfolio)                         106

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

(picture of) Brad Stone
Brad Stone
Portfolio manager


From the Portfolio Managers

Strategist Balanced Fund

The past 12 months was a volatile but ultimately rewarding period for financial assets. For Strategist Balanced Fund, the result was a total return of 10.42% during the fiscal year -- October 1998 through September 1999. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The period began with U.S. stocks trying to shake off the effects of a sharp decline in the late summer of 1998. But, in another display of the remarkable resilience it has shown in recent years, the market was soon on its way to making up the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve, the tentative advance quickly turned into a roaring rally that lasted through most of the winter.

After retreating in February, stocks made another nice advance that eventually stalled in mid-summer. By that time, long-term interest rates were up markedly since the start of 1999, and concern about potentially higher inflation had re-surfaced. The result was a sustained retreat by stocks over the final three months.

On the fixed-income side of the portfolio, a rebound by corporate bonds had a positive effect early in the fiscal year. But for most of 1999, the rising-interest-rate trend penalized the Fund's holdings, which also included mortgage-backed and U.S. Treasury bonds. We emphasized higher-quality bonds throughout the period. Among our investment strategies was the purchase of a modest amount of derivatives, including futures and options.

As for the asset mix, we kept between 55% and 65% of the assets in stocks, with almost all the rest in bonds. The largest sector exposure was to financial services issues, including those of banks and insurance companies. Technology and utilities securities made up the next two largest weightings. Although a comparatively small

STRATEGIST GROWTH AND INCOME FUND, INC.

area of investment, energy-related stocks enjoyed a strong comeback and made a solid contribution to performance.

Changes to the portfolio were relatively modest. We lowered the technology exposure somewhat and increased the financial services holdings during the period. We also reduced the duration of the bond side of the portfolio to make it less vulnerable to a potential rise in interest rates, and lowered the exposure to mortgage-backed bonds.

As the new fiscal year begins, it's encouraging that the value stocks this Fund focuses on made something of a comeback at times during the past 12 months. But that doesn't alter the fact that the stock market as a whole is facing several conflicting factors: an economy that appears to remain quite strong, the possibility of higher inflation and higher interest rates, concerns about the strength of corporate profits, a depreciating U.S. dollar, and the ultimate effect of the Y2K computer situation. In light of the uncertainty, we plan to maintain a somewhat defensive investment approach with both stocks and bonds.


Kurt Winters


Brad Stone

                                                           ANNUAL REPORT - 1999

(picture of) Michael Kennedy
Michael Kennedy
Portfolio manager

From the Portfolio Manager

Strategist Equity Fund

The past 12 months was a volatile but overall positive period for U.S. stocks, allowing Strategist Equity Fund to generate a gain of 16.95% for the October 1998 through September 1999 fiscal year. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

At the outset of the period, the stock market was still licking its wounds suffered in a steep decline that began in the late summer of 1998. But with the remarkable resilience that has been its hallmark in recent years, the market gathered itself and began to move forward. Supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, stocks quickly turned a tentative advance into a roaring rally that, despite a slump in February, ultimately took the market and the Fund to an all-time high in mid-summer.

By that time, long-term interest rates had risen from the beginning of 1999, and so had concern about a possible run-up in inflation. That was enough to send stocks into retreat over the final three months of the period and, in the process, erode some of the Fund's gain earned during the first nine months.

`LARGE-CAPS' LEAD
Consistent with the trend of recent years, the market's advances were most often driven by large-capitalization stocks. Because of the Fund's emphasis on large-cap issues, that trend worked to the Fund's advantage. More specifically, the Fund's largest areas of investment were technology, financial services, retailing, utilities, consumer products and health care. Looking at individual stocks, several of the Fund's largest holdings were also among its best performers. They included General Electric, IBM, Wal-Mart, Microsoft and Intel.

STRATEGIST GROWTH AND INCOME FUND, INC.

As for changes to the portfolio, I added to the technology exposure about mid-period and reduced the level of cash reserves (from about 14% in the fall of 1998 to about 5% at period-end). Also, in light of the interest-rate rise, I reduced holdings among rate-sensitive stocks such as banks and credit card companies, as well as retailing and housing-related businesses. In addition, I decreased the exposure to pharmaceuticals, given the possibility of reform in healthcare. Those moves allowed me to shift more assets into commodities and companies with a strong international presence, which I felt would benefit from a recovering world economy.

Looking toward the current fiscal year, while I expect the global economic recovery to continue, I think the volatility in the U.S. stock market may actually increase. Therefore, I plan to maintain a portfolio that is well diversified and structured on the conservative side.


Michael Kennedy

                                                           ANNUAL REPORT - 1999

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager

Strategist Equity Income Fund

Strategist Equity Income Fund enjoyed a productive 12 months, though a stock market slump late in the period tempered its performance. For the fiscal year -- October 1998 through September 1999 -- the Fund's total return was 17.34%. (This figure includes a substantial capital gain that was paid to shareholders in December 1998 and lowered the Fund's net asset value by the same amount at that time.)

At the outset of the period, the stock market was trying to shake off the effects of a decline that had driven it down by nearly 20%. But with the remarkable resilience they've shown in recent years, stocks not only righted themselves during the autumn of 1998 but also began to regain some lost ground. Supported by three reductions in short-term interest rates by the Federal
Reserve and ongoing strength of the economy, the advance turned into a spectacular rally that lasted through January.

After a setback in February, stocks got back on the positive track during the spring. But by mid-summer, a rise in long-term interest rates had made investors increasingly nervous. As a result, the market steadily retreated during the final three months of the period, eroding a good part of the Fund's gain.

`VALUE' COMES BACK
The Fund's performance pattern generally followed that of the broad market, but its ups and downs were less dramatic -- a reflection of the higher-than-average yields of the Fund's holdings, which helped mute fluctuations in the net asset value. While large-capitalization growth stocks continued their reign as the market's overall leader, it was both interesting and encouraging to note that, during the spring, the value stocks that this Fund focuses on did enjoy something of a resurgence. Whether we'll see more of that in the months ahead will largely determine the Fund's performance.

STRATEGIST GROWTH AND INCOME FUND, INC.

The largest area of investment during the 12 months was in financial services stocks, including those of banks, insurance and brokerage companies. They got off to a good start before tailing off late in the period under the pressure of higher interest rates. The rest of the portfolio was divided in roughly equal amounts among utility, technology and energy-related stocks. The latter two groups were especially strong and made a substantial contribution to the Fund's gain.

As the new fiscal year begins, the stock market is wrestling with a variety of often-conflicting factors: an economy that appears to remain strong, the possibility of higher inflation and higher interest rates, concerns about the strength of corporate profits, a depreciating U.S. dollar, and the ultimate effect of the Y2K computer situation. In light of the uncertainty, I plan to maintain a somewhat defensive investment approach that centers on stock sectors that have the potential to fare relatively well should the market find it difficult to make progress.


Kurt Winters

                                                           ANNUAL REPORT - 1999

(picture of) Steven Merrell
Steven Merrell
Portfolio manager

From the Portfolio Manager

Strategist Total Return Fund

It was a volatile 12 months for financial assets, but in the end it proved to be an overall productive period for Strategist Total Return Fund. For the fiscal year -- October 1998 through September 1999 -- the Fund generated a total return of 13.10%. (A portion of the return came in the form of a capital gain that was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The period began with U.S. stocks trying to shake off the effects of a sharp decline in the late summer of 1998. But soon, in another display of the remarkable resilience it has shown in recent years, the market was on its way to making up the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve and ongoing strength of the economy, the advance turned into a powerful rally that sent the market to an all-time high by the middle of the summer. Over the final three months, though, stocks lost ground under pressure from a rise in long-term interest rates and concern about potentially higher inflation.

On the fixed-income side, a sharp rebound in U.S. corporate and emerging-market bonds had a positive effect early in the fiscal year. But from that point, a steady rise in interest rates here at home took a toll on the portfolio's holdings among U.S. Treasury and corporate issues. To provide a buffer against that trend, we raised the cash reserves during the second half of the period.

BIG U.S. STOCKS ARE HIGHEST EXPOSURE
Looking at the composition of the portfolio, U.S. stocks made up about 59% of assets, the bulk of that in large-capitalization stocks. Most of the remainder was allocated to bonds, chiefly U.S. corporate, Treasury and mortgage-backed issues. Foreign holdings, including major- and emerging-market securities, comprised less than 10% during the year.

We made a few asset shifts of note over the period. We brought the level of cash reserves down from about 10% to 1% in the opening months, moving most of that money into U.S. stocks. Late in the period, we reversed that process, bringing the cash up to about 11% (excluding cash used to cover open futures contracts). Also, about mid-period, we reduced the foreign

STRATEGIST GROWTH AND INCOME FUND, INC.

exposure to about 4%, virtually eliminating holdings in emerging markets. At period-end, the overall portfolio mix was 90% investment-grade securities, 10% below investment grade.

As we enter the new fiscal year, the higher cash level in the portfolio reflects our view that greater uncertainty among investors could make it difficult for stocks and bonds to make meaningful headway over the near term. Therefore, we plan to stick with a somewhat defensive structure until we see indications, particularly on the interest-rate front, that the investment environment is turning more positive.


Steven Merrell

                                                           ANNUAL REPORT - 1999

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Balanced Fund


$20,000

                                               S&P 500
                                               Index


                                                                       $14,518
                                                                      Strategist
                                                                       Balanced
                                                                         Fund

                                 Lipper Balanced
                                    Fund Index
$10,000



6/1/96             9/96           9/97            9/98             9/99


Average Annual Total Return (as of Sept. 30, 1999)

               1 year                    5 years                   10 years
               +10.42%                   +12.98%                    +10.81%

Assumes: Holding period from 6/1/96 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,395. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Balanced Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Mutual Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Balanced Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

STRATEGIST GROWTH AND INCOME FUND, INC.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Balanced Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                           ANNUAL REPORT - 1999

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Equity Fund


$20,000

                         Lipper Growth & Income
                         Fund Index

                                              S&P 500
                                              Index


                                                                       $15,966
                                                                      Strategist
                                                                        Equity
                                                                         Fund

$10,000


6/1/96         9/96                9/97            9/98            9/99


Average Annual Total Return (as of Sept. 30, 1999)

               1 year                    5 years                   10 years
               +16.95%                   +16.19%                    +13.56%

Assumes: Holding period from 6/1/96 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $595. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Index and the Lipper Growth and Income Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Stock Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Equity Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

STRATEGIST GROWTH AND INCOME FUND, INC.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Growth and Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                           ANNUAL REPORT - 1999

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Equity Income Fund


$20,000

                         S&P 500
                         Index


                                   Lipper Equity Income
                                   Fund Index




                                                                       $15,376
                                                                     Strategist
                                                                  Equity Income
                                                                         Fund

$10,000


6/1/96         9/96                9/97            9/98            9/99

Average Annual Total Return (as of Sept. 30, 1999)

               1 year                    5 years               Since inception*
               +17.34%                   +13.96%                    +15.76%

* Inception date was Oct. 15, 1990.

Assumes: Holding period from 6/1/96 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $985. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Index and the Lipper Equity Income Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Diversified Equity Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Equity Income Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

STRATEGIST GROWTH AND INCOME FUND, INC.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Equity Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                           ANNUAL REPORT - 1999

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Total Return Fund


$20,000

                         S&P 500
                         Index


                                   Lipper Flexible Portfolio
                                   Fund Index





                                                                       $13,446
                                                                     Strategist
                                                                  Total Return
                                                                        Fund

$10,000


6/1/96         9/96                9/97            9/98            9/99

Average Annual Total Return (as of Sept. 30, 1999)

               1 year                    5 years                   10 years
               +13.10%                   +9.57%                     +11.33%

Assumes: Holding period from 6/1/96 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $970. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 Index and the Lipper Flexible Portfolio Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, IDS Managed Allocation Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Total Return Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 throughMay 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

STRATEGIST GROWTH AND INCOME FUND, INC.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                           ANNUAL REPORT - 1999

The  financial   statements   containted  in  Post-Effective   Amendment  #5  to
Registration Statement No. 33-63907 filed on or about November 24, 1999, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Funds are required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Strategist Balanced Fund

Fiscal year ended Sept. 30, 1999

Income distribution taxable as dividend income, 36.14% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.13704
March 25, 1999                                 0.09353
June 24, 1999                                  0.10000
Sept. 23, 1999                                 0.05820
Total                                         $0.38877

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.96243
Total distributions                            $1.3512

The distribution of $1.09947 per share, payable Dec. 22, 1998, consisted of $0.13000 derived from net investment income, $0.00704 from net short-term capital gains (a total of $0.13704 taxable as dividend income) and $0.96243 from net long-term capital gains.

Strategist Equity Fund

Fiscal year ended Sept. 30, 1999

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.23666
March 25, 1999                                 0.07515
June 24, 1999                                  0.18997
Sept. 23, 1999                                 0.01381
Total                                         $0.51559

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.38254
Total distributions                           $1.89813


The distribution of $1.61920 per share, payable Dec. 22, 1998, consisted of $0.20498 derived from net investment income, $0.03168 from net short-term capital gains (a total of $0.23666 taxable as dividend income) and $1.38254 from net long-term capital gains.

Strategist Equity Income Fund

Fiscal year ended Sept. 30, 1999

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.19715
March 24, 1999                                 0.03881
June 23, 1999                                  0.02398
Sept. 22, 1999                                 0.00181
Total distributions                           $0.26175

Capital gain distribution taxable as long-term capital gains.

Payable date                                 Per share

Dec. 22, 1998                                 $0.83378
Total distributions                           $1.09553

The distribution of $1.03093 per share, payable Dec. 22, 1998, consisted of $0.03700 derived from net investment income, $0.16015 from net short-term capital gains (a total of $0.19715 taxable as dividend income) and $0.83378 from net long-term capital gains.

Strategist Total Return Fund

Fiscal year ended Sept. 30, 1999

Income distribution taxable as dividend income, 16.06% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.19753
March 25, 1999                                 0.05843
June 24, 1999                                  0.05720

Sept. 23, 1999                                 0.06999
Total                                         $0.38315

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.87428
Total distributions                           $1.25743

The distribution of $1.07181 per share, payable Dec. 22, 1998, consisted of $0.13899 derived from net investment income, $0.05854 from net short-term capital gains (a total of $0.19753 taxable as dividend income) and $0.87428 from net long-term capital gains.

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           American Express Financial Advisors, Inc., Distributor



                                                          S-6136 E (11/99)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.